Stockholders’ equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of unvested restricted stock
		Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	3,250,000	$0.00001
Granted	2,000,000	0.62000
Vested	(1,000,000)	0.15501
Unvested at June 30, 2025	4,250,000	$0.29177

	Weighted Average Grant Date Fair Value
Unvested at February 9, 2023 (inception)	-	$-
Granted	6,000,000	0.0001
Vested	(1,250,000)	0.0001
Unvested at December 31, 2023	4,750,000	0.0001
Vested	(1,500,000)	0.0001
Unvested at December 31, 2024	3,250,000	$0.0001